Average Annual Total Returns{- Fidelity® Series Investment Grade Bond Fund} - 08.31 Fidelity Series Investment Grade Bond Fund Series PRO-07 - Fidelity® Series Investment Grade Bond Fund	Fidelity Series Investment Grade Bond Fund-Default Return Before Taxes Past 1 year	Fidelity Series Investment Grade Bond Fund-Default Return Before Taxes Past 5 years	Fidelity Series Investment Grade Bond Fund-Default Return Before Taxes Past 10 years	Fidelity Series Investment Grade Bond Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Investment Grade Bond Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Investment Grade Bond Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series Investment Grade Bond Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Investment Grade Bond Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Investment Grade Bond Fund-Default After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years
Total	9.91%	5.57%	4.44%	7.43%	3.99%	2.94%	6.18%	3.64%	2.84%	7.51%	4.44%	3.84%